INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The components of intangible assets, net were as follows:

	Gross
	Carrying	Accumulated
December 31, 2024	Value	Amortization	Net
Computer software	$52,279	$(29,148)	$23,131
Customer-related intangible assets	5,704	(1,402)	4,302
Trademark	4,150	(557)	3,593
Intangible assets, net	$62,133	$(31,107)	$31,026

	Gross
	Carrying	Accumulated
December 31, 2023	Value	Amortization	Net
Computer software	$37,898	$(23,820)	$14,078
Customer-related intangible assets	3,647	(478)	3,169
Trademark	2,533	(53)	2,480
Intangible assets, net	$44,078	$(24,351)	$19,727

Amortization expense was $3,586, $3,793 and $7,993, for the years ended December 31, 2022, 2023 and 2024, respectively. Estimated future amortization expense for the years ending December 31, 2025 through 2029 and thereafter is approximately $7,644, $7,389, $6,930, $4,094, $1,189 and $3,780, respectively.